Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) [Line Items]
Contructual term	7 years
Agreement term	5 years
Lease liability	$ 12,374	$ 3,336
Right-of-use asset	459
Lease payments	4,151	$ 1,494
Hong-Kong [Member]
Leases (Details) [Line Items]
Lease liability	$ 14,419
Ness- Ziona [Member]
Leases (Details) [Line Items]
Contructual term	5 years
Formatec Holdings [Member]
Leases (Details) [Line Items]
Lease liability	$ 627
Vehicles [Member]
Leases (Details) [Line Items]
Lease liability	$ 319